Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of short-term borrowings
	As of December 31,
	2019	2020
	RMB	RMB
Borrowings from commercial banks(i)	87,568	49,457
Borrowings from Red Star Macalline Co., Ltd.(ii)	30,000	-
Borrowings from others(iii)	21,079	-
Total	138,647	49,457

(i)	In May 2018, the Group entered into a loan agreement with a PRC commercial bank obtain a loan totalling RMB20,000, which bears interest at a rate of 1.35% plus Loan Prime Rate (“LPR”) per annum, with a maturity date of June 30, 2019. On April 30, 2019, the Group repaid the loan. In April 2019, the Group renewed the loan agreement with a PRC commercial bank and obtain a loan totalling RMB20,000, which bears interest at a rate of 1.35% plus Loan Prime Rate (‘‘LPR’’) per annum, then the loan was repaid on April 4, 2020.

In June 2018, the Group obtained a one-year line of credit of RMB30,000 from another PRC commercial bank with an annual interest rate of 5.655%. In 2019, the Group drew seven tranches of loans totalling RMB 24,200 at an annual interest rate of 5.655%, and the loans were repaid at each due date. From March to April 2020, the Group drew three tranches of loans totalling RMB 9,000 at an annual interest rate of 5.655%.

In August 2019, the Group obtained a one-year line of credit of RMB30,000 from a PRC commercial bank. From August to November 2019, the Group drew four tranches of loans totalling RMB 28,789 at an annual interest rate of 5.6115%, and the Group repaid the loans at each due date.

In August 2019, the Group entered into a loan agreement with a PRC commercial bank obtain a loan totalling RMB10,000 which bears interest at a rate of 5.075‰ per month, with a maturity date of February 2020. The Group drew one tranches of loan totalling RMB 10,000 and the loan was repaid on February 20, 2020.

In August 2019, the Group obtained a one-year line of credit of RMB30,000 from another PRC commercial bank. From August to November 2019, the Group drew four tranches of loans totalling RMB 28,789 at an annual interest rate of 5.6115% and the loans were repaid in 2020.

In August 2019, the Group entered into a loan agreement with a PRC commercial bank. From August to December 2019, the Group drew five tranches of loans totalling RMB 4,579, which bears interest at a rate of 5.655% per annum and the loans were repaid in 2020. In August 2020, the Group drew RMB 1,000 at an annual interest rate of 5.20%.

In March 2020, the Group entered into a loan agreement with a PRC commercial bank obtain a loan totalling RMB10,000 which bears interest at a rate of 6.09% per year, with a maturity date of September 2020. The Group drew one tranches of loan totalling RMB 3,520 and the loan was repaid on September 22, 2020.

In November 2020, the Group obtained a two-year line of credit of RMB 90,000 from a PRC commercial bank and drew RMB 37,957 in December 2020 with an annual interest rate of 6.80%.

In May 2020, the Group obtained a one-year line of credit of RMB 1,500 from a PRC commercial bank and drew RMB 1,500 in June 2020 with an annual interest rate of 4.50%.

(ii)	In 2017, Red Star Macalline Co., Ltd. (‘‘Red Star’’) signed an investment term sheet with the Group and paid a down payment of RMB 30,000. The amount was recorded as other payable by the Group as of December 31, 2017. In November 2018, Red Star and the Group reached a supplementary agreement to terminate the term sheet and treat the amount as a loan to be repaid by August 30, 2019 at an annual interest rate of 12%. The interest is calculated starting from September 2017 when the Group received the amount. In August 2019, the repayment date was further extended to January 30, 2020. In April 2020, the payment date was further extended to April 10, 2020. The Group repaid the intention deposit of RMB 5,000 and all interest as of January 31, 2020 before April 10, 2020. And the Group repaid RMB 5,000 per month from May 2020 to September 2020, and all interest after January 30, 2020 were repaid on September 20, 2020.

(iii)	In August 2019, the Group entered into a credit facility agreement of USD 3,000 (approximately RMB21,079) with Innoven Capital China Pte., Ltd. (‘‘Innoven Capital’’). In August 2019 and September 2019, the Group drew RMB10,539 and RMB10,539, respectively. The interest rate is 9.0% per annum. And the loans were repaid in 2020.